Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Agency Bonds [Member]
Fair value	$ 505
Residential Mortgage Backed Securities [Member]
Fair value	43	$ 48
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency Bonds [Member]
Fair value
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member] | Residential Mortgage Backed Securities [Member]
Fair value
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member] | Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value
Significant Other Observable Inputs (Level 2) [Member] | Agency Bonds [Member]
Fair value	505
Significant Other Observable Inputs (Level 2) [Member] | Residential Mortgage Backed Securities [Member]
Fair value	43	48
Significant Unobservable Inputs (Level 3) [Member] | Agency Bonds [Member]
Fair value
Significant Unobservable Inputs (Level 3) [Member] | Residential Mortgage Backed Securities [Member]
Fair value
US Treasury Notes [Member]
Fair value	497
US Treasury Notes [Member] | Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value
US Treasury Notes [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value	497
US Treasury Notes [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value